Impact of change in accounting policies Statement of shareholders' equity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance, beginning balance (in shares)			54,081,601
Beginning balance			$ 1,191,000
Net income	$ 84,527	$ 74,154	234,493	$ 210,380
Currency translation adjustment			(19,069)
Currency impact of long term funding			(4,137)
Unrealized capital gain – investments			(429)
Amortization of interest rate hedge			(698)
Fair value of cash flow hedge			(1,480)
Total comprehensive income			208,680
Exercise of share options			14,895
Issue of restricted share units			35
Non-cash stock compensation expense			24,997
Share issuance costs			(13)
Share repurchase program			(56,960)
Share repurchase costs			$ (46)
Balance, ending balance (in shares)	54,435,930		54,435,930
Ending balance	$ 1,334,484		$ 1,334,484
Ordinary Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance, beginning balance (in shares)			54,081,601
Beginning balance			$ 4,664
Exercise of share options (in shares)			355,216
Exercise of share options			$ 25
Issue of restricted share units (in shares)			484,256
Issue of restricted share units			$ 35
Share repurchase program (in shares)			(485,143)
Share repurchase program			$ (35)
Additional Paid-in Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			481,337
Exercise of share options			14,870
Non-cash stock compensation expense			24,997
Share issuance costs			(13)
Other Undenominated Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			912
Share repurchase program			35
Accumulated Other Comprehensive Income (Loss)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			(38,713)
Currency translation adjustment			(19,069)
Currency impact of long term funding			(4,137)
Unrealized capital gain – investments			(429)
Amortization of interest rate hedge			(698)
Fair value of cash flow hedge			(1,480)
Retained Earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			742,800
Net income			234,493
Total comprehensive income			234,493
Share repurchase program			(56,960)
Share repurchase costs			(46)
Ending balance	872,183		872,183
Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income			3,123
Difference between Revenue Guidance in Effect before and after Topic 606 | Retained Earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income			3,123
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income			211,803
Ending balance	$ 1,385,711		$ 1,385,711
Calculated under Revenue Guidance in Effect before Topic 606 | Ordinary Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Balance, ending balance (in shares)	54,435,930		54,435,930
Ending balance	$ 4,689		$ 4,689
Calculated under Revenue Guidance in Effect before Topic 606 | Additional Paid-in Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ending balance	521,191		521,191
Calculated under Revenue Guidance in Effect before Topic 606 | Other Undenominated Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ending balance	947		947
Calculated under Revenue Guidance in Effect before Topic 606 | Accumulated Other Comprehensive Income (Loss)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income			(25,813)
Ending balance	(64,526)		(64,526)
Calculated under Revenue Guidance in Effect before Topic 606 | Retained Earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income			237,616
Ending balance	$ 923,410		$ 923,410